Summary of Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting — The Plan’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties — The Plan utilizes various types of investments, including institutional index funds, a stable value fund and common stock. These investments are subject to market risk, the risk that losses will be incurred due to adverse changes in creditworthiness, equity prices and interest rates. It is reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
Macroeconomic factors have and may continue to impact investment valuations. These conditions include U.S. government fiscal and monetary policies, tariff measures, major combat operations in Iran, the Russia/Ukraine conflict, supply chain disruptions, volatility in global energy markets and labor availability.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition — Plan investments are stated at fair value except for fully benefit-responsive investment contracts ("FBRIC"), which are reported at contract value. The Stable Value Fund is comprised of FBRICs which are stated at contract value, which is the amount Plan participants would receive if they were to initiate permitted transactions under the terms of the Plan. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Purchases and sales of securities are recorded on a trade-date plus one basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Administrative Expenses
Administrative Expenses — The Plan's expenses are paid either by the Plan or the Company, as provided by the plan document. Expenses that are paid directly by the Company are excluded from these financial statements. Certain expenses incurred in connection with the general administration of the Plan that are paid by the Plan are recorded as deductions in the accompanying statement of changes in net assets available for benefits. In addition, certain investment-related expenses are included in net appreciation of fair value of investments presented in the accompanying statement of changes in net assets available for benefits.

Benefits Paid to Participants and Participant Notes Receivable
Benefits Paid to Participants and Participant Notes Receivable — Benefits paid to participants and participant notes receivable are recorded upon distribution. Participant notes receivable are measured at their unpaid principal balance plus any accrued but unpaid interest. There is no allowance for credit losses on loans.